Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income:
The components and activity in Accumulated other comprehensive income (net of deferred income taxes) consisted of the following during the three months ended March 31, 2014 and 2013 (in thousands):

	Foreign Currency Translation	Pension and Post- Retirement Benefits(a)	Unrealized Loss on Interest Rate Swap	Other	Total
Three months ended March 31, 2014
Balance at December 31, 2013	$116,465	$487	$—	$(707)	$116,245
Other comprehensive (loss) income before reclassifications	(5,258)	—	(4,011)	—	(9,269)
Amounts reclassified from accumulated other comprehensive income	—	(301)	—	35	(266)
Other comprehensive (loss) income, net of tax	(5,258)	(301)	(4,011)	35	(9,535)
Other comprehensive loss attributable to noncontrolling interests	217	—	—	—	217
Balance at March 31, 2014	$111,424	$186	$(4,011)	$(672)	$106,927
Three months ended March 31, 2013
Balance at December 31, 2012	$85,117	$989	$—	$(842)	$85,264
Other comprehensive (loss) income before reclassifications	(33,909)	—	—	(2)	(33,911)
Amounts reclassified from accumulated other comprehensive income	—	(74)	—	34	(40)
Other comprehensive (loss) income, net of tax	(33,909)	(74)	—	32	(33,951)
Other comprehensive income attributable to noncontrolling interests	(304)	—	—	—	(304)
Balance at March 31, 2013	$50,904	$915	$—	$(810)	$51,009

(a)	Amounts reclassified from accumulated other comprehensive income consist of amortization of prior service benefit. See Note 10, “Pension Plans and Other Postretirement Benefits.”
The amount of income tax benefit (expense) allocated to each component of Other comprehensive income (loss) for the three-month periods ended March 31, 2014 and 2013 is provided in the following (in thousands):

	Three Months Ended March 31,
	2014				2013
	Foreign Currency Translation	Pension and Post- retirement Benefits	Unrealized Loss on Interest Rate Swap	Other	Foreign Currency Translation	Pension and Post- retirement Benefits	Other
Other comprehensive (loss) income, before tax	$(4,723)	$(297)	$(6,319)	$54	$(34,252)	$(74)	$52
Income tax benefit (expense)	(535)	(4)	2,308	(19)	343	—	(20)
Other comprehensive (loss) income, net of tax	$(5,258)	$(301)	$(4,011)	$35	$(33,909)	$(74)	$32